SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (BASIS OF PREPARATION) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Net current liabilities | ¥		¥ 22,070	¥ 15,840
Deficiency in assets | ¥		¥ (21,798)	¥ (15,505)	¥ 13,195	¥ (17,799)
USD [Member]
ForeignCurrencyLineItems [Line Items]
Net current liabilities | $	$ 3,210
Deficiency in assets | $	$ (3,169)